Derivatives and Hedging Activities - Summary of Fair Value of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		$ 0.2	$ 1.0
Liability Derivatives Fair Value	$ 8.6	9.1	10.1
Derivatives Designated as Hedging Instruments Under ASC 815-20 [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		0.2	0.9
Liability Derivatives Fair Value		7.4	10.1
Derivatives Not Designated as Hedging Instruments Under ASC 815-20 [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value			0.1
Liability Derivatives Fair Value		1.7
Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		0.2	0.9
Liability Derivatives Fair Value		7.4	10.1
Diesel Fuel Collars [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value			0.1
Liability Derivatives Fair Value		1.7
Prepaid Expenses and Other Current Assets [Member] | Diesel Fuel Collars [Member] | Derivatives Not Designated as Hedging Instruments Under ASC 815-20 [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value			0.1
Other Assets [Member] | Interest Rate Swaps [Member] | Derivatives Designated as Hedging Instruments Under ASC 815-20 [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		0.2	0.9
Derivative liabilities [Member] | Interest Rate Swaps [Member] | Derivatives Designated as Hedging Instruments Under ASC 815-20 [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives Fair Value	4.1	6.1	7.1
Derivative liabilities [Member] | Interest Rate Swaps [Member] | Derivatives Not Designated as Hedging Instruments Under ASC 815-20 [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives Fair Value	0.3
Derivative liabilities [Member] | Diesel Fuel Collars [Member] | Derivatives Not Designated as Hedging Instruments Under ASC 815-20 [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives Fair Value	2.2	1.7
Long-Term Derivative Liabilities [Member] | Interest Rate Swaps [Member] | Derivatives Designated as Hedging Instruments Under ASC 815-20 [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives Fair Value	$ 2.0	$ 1.3	$ 3.0